Convertible Debentures	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Convertible Debentures

8.	CONVERTIBLE DEBENTURES

On May 15, 2006, the Company entered into 9% convertible debentures due on June 30, 2010 in an aggregate principal amount of $2,350,000 to qualified buyers. Under the agreement, the Company may redeem some or the entire outstanding amount at any time or from time to time at a redemption price of 100% of the outstanding amount, plus accrued and unpaid interest up to but not including the date of redemption, payable in cash.

Subsequently, the Company and debenture holders agreed to lower the interest rate to 4.5% effective on June 30, 2008 and agreed for the debenture to be paid when the Company has sufficient fund. The debentures are convertible into the Company’s common stock at an initial conversion price of $1.00 per share prior to full repayment. As of December 31, 2008, $1,650,000 worth of the debentures has been issued and available to be converted into the Company’s common shares.

During the period from 2009 to 2011, the Company made payment of $341,000 towards the outstanding debenture balance. As of December 31, 2011, $1,309,000 worth of the debentures were outstanding and available to be converted into the Company’s common shares. The Company didn’t make payment during the year of 2012; therefore, the balance of the debenture as of December 31, 2012 was $1,309,000.

In December 2013, the Company entered into an agreement with a debenture holder whereby the Company issued 817,500 shares of common stock in consideration of the cancellation of the convertible debenture owned to the debenture holder in the amount of $750,000 and $67,500 of principal and related accrued interest, respectively.

During 2013, the Company made payments to other debenture holders for a total amount of $107,733, which consisted of convertible debenture of $70,000 and related accrued interest of $37,733. As a result of conversion and payments, the Company had an unchanged debenture balance of $489,000 at December 31, 2013 and June 30, 2014.

The Company had entered into negotiations with the debenture holders (“holders”) on January 1, 2014. The holders agreed in writing to accept an interest rate of 4.5% per annum on the unpaid balances and payments every December 31 st for the next four years of $80,000, $100,000, $129,000 and $180,000, respectively, to be allocated pro rata between the Investors.

8.	CONVERTIBLE DEBENTURES

On May 15, 2006, the Company entered into 9% convertible debentures due on June 30, 2010 in an aggregate principal amount of $2,350,000 to qualified buyers. Under the agreement, the Company may redeem some or the entire outstanding amount at any time or from time to time at a redemption price of 100% of the outstanding amount, plus accrued and unpaid interest up to but not including the date of redemption, payable in cash.

Subsequently, the Company and debenture holders agreed to lower the interest rate to 4.5% effective on June 30, 2008 and agreed for the debenture to be paid when the Company has sufficient fund. The debentures are convertible into the Company’s common stock at an initial conversion price of $1.00 per share prior to full repayment. As of December 31, 2008, $1,650,000 worth of the debentures has been issued and available to be converted into the Company’s common shares.

During the period from 2009 to 2011, the Company made payment of $341,000 towards the outstanding debenture balance. As of December 31, 2011, $1,309,000 worth of the debentures were outstanding and available to be converted into the Company’s common shares. The Company didn’t make payment during the year of 2012; therefore, the balance of the debenture as of December 31, 2012 was $1,309,000.

In December 2013, the Company entered into an agreement with a debenture holder whereby the Company issued 817,500 shares of common stock in consideration of the cancellation of the convertible debenture owned to the debenture holder in the amount of $750,000 and $67,500 of principal and related accrued interest, respectively.

During 2013, the Company made payments to other debenture holders for a total amount of $107,733, which consisted of convertible debenture of $70,000 and related accrued interest of $37,733. As a result of conversion and payments, the Company had a remaining debenture balance of $489,000 at December 31, 2013.